Proposed Merger	9 Months Ended
Sep. 30, 2011
Proposed Merger [Abstract]
Proposed Merger
Note 2
Proposed Merger:

On July 4, 2011, the Company entered into an Agreement and Plan of Merger with Radiancy, and Merger Sub, which was amended on October 31, 2011. Pursuant to the Amended and Restated Merger Agreement and subject to customary closing conditions, Merger Sub will merge with and into Radiancy, and Radiancy will become a majority-owned subsidiary of PhotoMedex. Under the terms of the Amended and Restated Merger Agreement, the Company will issue approximately 15.1 million shares of common stock to Radiancy shareholders, other than Radiancy, Ltd.  Upon consummation of the merger transactions contemplated by the Amended and Restated Merger Agreement, Radiancy, Ltd. will continue to own 137,056 shares of Radiancy Inc. common stock (approximately 2% of Radiancy equity on an as-converted and fully diluted basis), the Company will own approximately 98% of Radiancy, and Radiancy will become a majority-owned subsidiary of the Company. In addition, the Company will issue to its shareholders of record warrants to purchase an aggregate of 1,026,267 shares of common stock of the Company (the “Warrants”), and options to purchase 115,400 shares of common stock of the Company to Dennis McGrath and Michael Stewart in connection with their employment agreements with the Company. The Warrants will have the terms set forth therein, including, without limitation, (i) a warrant exercise price of Twenty Dollars ($20.00) per share of common stock of the Company, (ii) an exercise period of three (3) years following the effective time of the merger, and (iii) notwithstanding the three-year exercise period, the right of the Company to notify the holders of Warrants of an earlier expiration of the Warrants at any time following such time as the common stock of the Company will have had a closing trading price in excess of Thirty Dollars ($30.00) per share for a period of twenty (20) consecutive trading days, provided that such earlier expiration date shall not be earlier than that date which is twenty (20) business days following the delivery of such notification by the Company. In order to receive a distribution of warrants in connection with the merger transaction, a person must be a stockholder of record of the Company as of the record date for voting at a meeting of the Company stockholders to be convened for, among other things, approving the merger transaction. Those presently holding options and warrants will not receive a distribution by virtue of such holdings. Such holdings will be entitled to a distribution of warrants if and only if they have been exercised, and shares issued thereon, by the record date.

In addition, pursuant to the terms of the Amended and Restated Merger Agreement, Radiancy will contribute cash, which will be used in part to fully exercise PhotoMedex's option to repurchase all warrants and secured convertible promissory notes which are held by the Investor and which have an aggregate principal and accrued interest amount at September 30, 2011 of $22.7 million, but depending on the time of payment, may be repurchased at a discount to the aggregate amount of principal and accrued interest (see Note 11, Convertible Debt). Further information on this Repurchase Right can be obtained from our Current Report filed on Form 8-K on June 3, 2011.

The Amended and Restated Merger Agreement contains certain termination rights for both Radiancy and the Company and provides that, under certain circumstances, each of Radiancy and the Company, as the case may be, may be required to pay a termination fee. If either party terminates the Amended and Restated Merger Agreement because of a change in board recommendation, or if such party’s board of directors has approved an acquisition proposal or a superior offer, then such terminating party is required to pay a termination fee of $3,000,000 to the other party. In addition, if there is a termination of the Amended and Restated Merger Agreement due to a failure to satisfy certain of the conditions to closing of the Merger, the party so failing to satisfy such condition is required to pay to the other party a termination fee equal to $1,500,000 plus reimbursement of the other party’s expenses. The proposed acquisition and investment are subject to customary closing conditions, including approval by the shareholders of Radiancy of the proposed acquisition and approval by the Company’s stockholders of the proposed acquisition. In addition, either party may terminate the Amended and Restated Merger Agreement if the Merger is not consummated by January 31, 2012.

The merger will be treated by the Company as a reverse merger under the acquisition method of accounting, as prescribed in Accounting Standards Codification 805, “Business Combinations,” for business combinations under GAAP. As the transaction will be a reverse acquisition, Radiancy will be deemed to have acquired the Company. The consideration transferred to PhotoMedex is determined based on the amount of shares that Radiancy would have had to issue to PhotoMedex shareholders in order to provide the same ownership ratios as previously disclosed. The fair value of the consideration effectively transferred by Radiancy should be based on the most reliable measure. In this case, the market price of PhotoMedex shares provides a more reliable basis for measuring the consideration effectively transferred than the estimated fair value of the shares in Radiancy. Financial statements of the new Company issued after the merger will reflect only the operations of the Company’s business after the merger and will not be restated retroactively to reflect the historical financial position or results of operations of the Company.

The proposed acquisition is expected to close in the fourth quarter of 2011.